Multi-Asset Absolute Return Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	2.48%	1.75%
30% MSCI All Country World Index/70% Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	3.51%	4.33%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	3.42%	2.43%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.14%	2.89%	1.23%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.34%	2.41%	1.31%